Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,352,070	$ 9,579,568
Wholesale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,961,772	8,334,042
Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	283,499	346,051
Subtotal [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,245,271	8,680,093
Subcontracting [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,106,799	$ 899,475